Note 33 - Employee Benefits - Movements In Share Award Units (Detail) - Deutsche Bank AG [Member] € in Thousands, u-2 in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Movements in share awards units [Line Items]
Number of Awards Outstanding at beginning of year	128,627	127,528
Number of Awards Granted	41,167	50,930
Released	€ (50,015)	€ (44,963)
Number of Awards Forfeited	(3,491)	(4,565)
Number of Awards Other Movements	300	(302)
Number of Awards Outstanding at the end of year	116,588	128,627